March 15, 2024	Mary C. Moynihan MMoynihan@perkinscoie.com D. +1.202.654.6254 F. +1.202.654.9697

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	WTI FUND XI, Inc., Amendment No. 1 to Form 10

Ladies and Gentlemen,

On behalf of WTI Fund XI, Inc. (“WTI Fund XI”), enclosed please find for filing with the Securities and Exchange Commission Amendment No. 1 to Form 10, by which WTI Fund XI registers its securities pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended.

Very truly yours,

/s/ Mary C. Moynihan

Mary C. Moynihan